COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)												1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 16, 2025	Apr. 07, 2025	Feb. 14, 2025	Jan. 01, 2025	Dec. 01, 2024	Nov. 27, 2024	Oct. 30, 2024	Oct. 09, 2024	Aug. 06, 2024	Dec. 27, 2023	Jan. 11, 2022	Aug. 14, 2026	Aug. 10, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Aug. 03, 2026	Jul. 31, 2026	Jul. 10, 2026	Mar. 19, 2026	Apr. 09, 2025	Dec. 31, 2023	Nov. 22, 2022	Mar. 08, 2022
Gain Contingencies [Line Items]
Debt amortization percentage											4.50%
Transaction fee shares generating sales proceeds											$ 5,175,000
Cash fee											$ 500,000
Warrant issued											16,667															32,819
Warrants exercise price											$ 150.00
Transaction fee											$ 2,500,000
Convertible shares issuable											16,667
Share price											$ 5.00
Proceeds from generating sales											$ 2,500,000
Warrants exercisable																			$ 2,687,074
Cash							$ 40,000			$ 40,000
Number of shares issued														$ 167	$ 354,750	$ 3,309,921		$ 3,664,871
Equity compensation							200,000			125,000
Payment of stock										$ 85,000
Cash proceeds							$ 160,000
Proceeds percentage							15.00%
Excise tax liabilty																	$ 1,167,173	$ 1,167,173	$ 1,157,161
Cash proceeds							$ 140,000
Subsequent Event [Member]
Gain Contingencies [Line Items]
Warrants exercise price																					$ 1.35
Stock issued during period shares new issues													13,950,568
Share issued																							5,148,411
Stock issued during period												2,616,009
Chief Executive Officer [Member] | 2025 Equity Incentive Plan [Member]
Gain Contingencies [Line Items]
Stock issued during period shares new issues	100,000
Chief Financial Officer [Member] | 2025 Equity Incentive Plan [Member]
Gain Contingencies [Line Items]
Stock issued during period shares new issues	100,000
Equity Purchase Agreement [Member]
Gain Contingencies [Line Items]
Warrants exercise price		$ 0.0030
Maximum commitment amount		$ 60,000,000.0
Maximum commitment period		12 months
Percentage of closing price		9000.00%
Cash		$ 1,800,000
Number of shares issued		1,800,000
Maximum commitment amount		$ 60,000,000.0
Non Redemption Agreement [Member] | Sponsor Promissory Note [Member]
Gain Contingencies [Line Items]
Stock issued during period								167	167
Common stock issued for business combination costs								3,327	3,327
Employment Agreement [Member] | Chief Executive Officer [Member]
Gain Contingencies [Line Items]
Equity compensation				$ 500,000	$ 500,000
Employment agreement period				2 years	2 years
Salaries and wages				$ 325,000	$ 325,000
Performance bonus				$ 325,000	$ 325,000
Earnout and Clawback Agreement [Member] | Subsequent Event [Member]
Gain Contingencies [Line Items]
Contingent earnout amount																				$ 1,000,000
Pre-funded Warrant [Member]
Gain Contingencies [Line Items]
Warrant issued		150,000
Warrants exercise price		$ 0.003
Warrant [Member]
Gain Contingencies [Line Items]
Warrants exercise price																											$ 0.92
Number of warrants, exercised - prefunded																		150,000
Common Stock [Member]
Gain Contingencies [Line Items]
Stock issued during period shares new issues														1,670,719	107,823	236,709		411,730
Number of shares issued														$ 167	$ 11	$ 24		$ 42
Common stock issued for business combination costs																25,200		25,200
Stockholders redeemed shares																	380,701	380,701	377,537
Excise tax liabilty																	$ 1,200,000	$ 1,200,000	$ 1,200,000
Common Stock [Member] | Employment Agreement [Member]
Gain Contingencies [Line Items]
Stock issued during period shares new issues																		330,869
Number of shares issued																		$ 5,916,777
Seward & Kissel LLP [Member]
Gain Contingencies [Line Items]
Legal fees			$ 1,300,000			$ 1,300,000
Stock issued during period shares new issues			83,333			8,333
Warrants exercisable			$ 1,300,000			$ 1,300,000
Seward & Kissel LLP [Member] | Pre-funded Warrant [Member]
Gain Contingencies [Line Items]
Warrants exercise price			$ 0.0030
Baker Hostetler LLP [Member]
Gain Contingencies [Line Items]
Share price																									$ 10.00
Payment obligation																									$ 788,030
Share issued																									2,627
Minimum [Member]
Gain Contingencies [Line Items]
Share price																								$ 1.00
Minimum [Member] | Subsequent Event [Member]
Gain Contingencies [Line Items]
Share price																						$ 1.00
Alliance Global Partners [Member]
Gain Contingencies [Line Items]
Transaction fee shares generating sales proceeds											$ 2,500,000						$ 2,500,000
Convertible shares issuable											166,667						166,667
Conversion price											$ 0.50						$ 0.50
Shares reserve for future issuance											8,333
Alliance Global Partners [Member] | Transaction Fee [Member]
Gain Contingencies [Line Items]
Conversion percentage											75.00%
Lock-up termination period											3 months
Converted percentage											100.00%
Advisory agreement lock-up ending period from closing date											3 months
Alliance Global Partners [Member] | Transaction Fee [Member] | Minimum [Member]
Gain Contingencies [Line Items]
Conversion percentage											10.00%
Alliance Global Partners [Member] | Amended Transaction Fee [Member]
Gain Contingencies [Line Items]
Conversion percentage											75.00%
Converted percentage											100.00%
Advisory agreement lock-up ending period from closing date											6 months
Alliance Global Partners [Member] | Amended Transaction Fee [Member] | Minimum [Member]
Gain Contingencies [Line Items]
Conversion percentage											10.00%